Pension and Other Postretirement Benefits (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Pension and Other Postretirement Benefit Expense [Abstract]
Schedule of change in projected benefit obligation, change in fair value of plan assets, and net funded status

	Pension Benefits		Other Benefits
	Year Ended September 30,		Year Ended September 30,
	2011	2010	2011	2010
Change in benefit obligation
Benefit obligation at beginning of period	$29.8	$19.8	$67.7	$58.2
Service cost	3.6	4.3	2.6	2.8
Interest cost	1.3	1.2	3.7	3.5
Plan participants' contributions	0.9	0.8	—	—
Actuarial (gain) loss	(1.2)	3.5	16.3	2.8
Benefits paid	(0.3)	(0.1)	(0.3)	(0.4)
Curtailments	(7.0)	—	—	—
Amendments	—	0.2	—	0.6
Currency translation	(0.1)	0.1	(0.2)	0.2
Benefit obligation at end of period	$27.0	$29.8	$89.8	$67.7

Change in fair value of plan assets
Fair value of plan assets at beginning of period	$8.2	$2.5	$—	$—
Actual return on plan assets	1.3	1.5	—	—
Employer contributions	2.5	3.5	0.3	0.4
Plan participants' contributions	0.9	0.8	—	—
Benefits paid	(0.3)	(0.1)	(0.3)	(0.4)
Currency translation	(0.1)	—	—	—
Fair value of plan assets at end of period	12.5	8.2	—	—
Funded status	$(14.5)	$(21.6)	$(89.8)	$(67.7)

Amounts recognized in assets or liabilities
Other current liabilities	$—	$—	$(0.7)	$(0.5)
Other liabilities	(14.5)	(21.6)	(89.1)	(67.2)
Net amount recognized	$(14.5)	$(21.6)	$(89.8)	$(67.7)

Amounts recognized in accumulated other comprehensive income or loss
Net actuarial (gain) loss	$(4.9)	$3.4	$13.7	$(2.4)
Prior service cost (credit)	2.1	2.5	(4.0)	(5.2)
Total	$(2.8)	$5.9	$9.7	$(7.6)

Weighted-average assumptions used to determine benefit obligation
Discount rate — U.S. plans	5.05%	5.40%	5.13%	5.40%
Discount rate — Canadian plans	5.15%	5.40%	5.26%	5.40%
Rate of compensation increase	3.00%	3.25%	3.00%	3.25%

Schedule of net benefit costs and assumptions used in calculation

	Nine Months Ended June 30,
	2012	2011
Pension Benefits
Service Cost	$2.9	$2.8
Interest Cost	1.1	1.0
Expected return on plan assets	(1.2)	(1.3)
Amortization of net actuarial loss	0.4	0.3
Recognized prior service cost	0.3	0.3
Net periodic benefit cost	$3.5	$3.1

	Nine Months Ended June 30,
	2012	2011
Other Postretirement Benefits
Service cost	$1.8	$1.9
Interest cost	3.2	2.7
Amortization of prior service cost	(0.8)	(0.8)
Amortization of net actuarial loss	0.8	0.1
Net periodic benefit cost	$5.0	$3.9

	Other Benefits
	Year Ended September 30,
	2011	2010	2009
Components of net periodic benefit cost
Service cost	$2.6	$2.8	$3.1
Interest cost	3.7	3.5	4.4
Recognized net actuarial loss	0.1	—	—
Recognized prior service cost (credit)	(1.2)	(1.3)	—
Net periodic benefit cost	$5.2	$5.0	$7.5

Weighted-average assumptions used to determine net benefit cost
Discount rate — U.S. plans	5.13%	6.00%	7.30%
Discount rate — Canadian plans	5.26%	6.10%	5.45%
Rate of compensation increase	3.25%	3.25%	3.25%

Changes in plan assets and benefit obligation recognized in other comprehensive income or loss
Net loss (gain)	$16.3	$2.8	$(0.3)
Recognized loss	(0.1)	—	—
Prior service cost (credit)	—	0.6	(7.1)
Recognized prior service credit	1.1	1.3	—
Currency translation	—	—	(0.1)
Total recognized in other comprehensive income or loss (before tax effects)	$17.3	$4.7	$(7.5)

	Pension Benefits
	Year Ended September 30,
	2011	2010	2009
Components of net periodic benefit cost
Service cost	$3.6	$4.3	$3.3
Interest cost	1.3	1.2	0.8
Expected return on plan assets	(1.6)	(1.3)	(0.9)
Recognized net actuarial loss	0.4	0.3	—
Recognized prior service cost	0.4	0.3	0.3
Net periodic benefit cost	$4.1	$4.8	$3.5

Weighted-average assumptions used to determine net benefit cost
Discount rate — U.S. plans	5.40%	6.00%	7.30%
Discount rate — Canadian plans	5.40%	6.10%	5.45%
Rate of compensation increase	3.25%	3.25%	3.25%
Expected return on plan assets — U.S. plans	8.75%	8.75%	8.75%
Expected return on plan assets — Canadian plans	6.25%	6.25%	8.75%

Changes in plan assets and benefit obligation recognized in other comprehensive income or loss
Net (gain) loss	$(7.9)	$3.3	$4.8
Recognized loss	(0.4)	(0.3)	—
Prior service cost	—	0.2	2.9
Recognized prior service cost	(0.4)	(0.3)	(0.3)
Total recognized in other comprehensive income or loss (before tax effects)	$(8.7)	$2.9	$7.4

Pension plan's assets measured at fair value on a recurring basis

	September 30, 2011				September 30, 2010
	Total	Level 1	Level 2	Level 3	Total	Level 2	Level 3
Mutual funds:
Equities	$6.4	$—	$6.4	$—	$6.4	$6.4	$—
Fixed income	5.1	—	5.1	—	1.7	1.7	—
Real assets	0.7	—	0.7	—	—	—	—
	12.2	—	12.2	—	8.1	8.1	—
Partnership/joint venture interests	0.2	—	—	0.2	0.1	—	0.1
Cash	0.1	0.1	—	—	—	—	—
	$12.5	$0.1	$12.2	$0.2	$8.2	$8.1	$0.1

Change in accumulated postretirement benefit obligation from a 1% change in assumed health care cost trend

	Increase	Decrease
Effect on postretirement benefit obligation	$20.2	$(15.8)
Effect on total service and interest cost	1.6	(1.2)

Expected future benefit payments and related federal subsidy receipts

	2012	2013	2014	2015	2016	2017- 2021
Pension benefits	$0.2	$0.3	$0.5	$0.6	$0.7	$5.8
Other benefits	0.7	0.8	1.0	1.3	1.7	16.5
Subsidy receipts	—	—	—	—	—	(0.3)